Employee benefits	6 Months Ended
Jun. 30, 2026
Employee Benefits
Employee benefits

28. Employee benefits

		Current liabilities		Non-current liabilities
	Notes	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Payroll, related charges and other remunerations		812	1,014	–	–
Charges related to share-based payments	28(a)	5	51	–	–
Employee post-retirement obligation	28(b)	69	68	1,185	1,214
		886	1,133	1,185	1,214

a) Share-based payments

For the long-term incentive programs, the Company compensation plans include Matching Program and Performance Share Unit program (“PSU”), with three-year-vesting cycles, respectively, with the aim of encouraging employee’s retention and encouraging their performance. The fair value of the programs is recognized on a straight-line basis in the income statement, with a corresponding entry in the equity, over the three-year required service period, net of estimated losses.

Matching Program

For the Matching program, the participants can acquire Vale’s common shares in the market. If the shares acquired are held for a period of three years, obeying the program rules, the participant is entitled to receive from Vale an award in shares, equivalent to the number of shares originally acquired.

The fair value of the Matching program was estimated using the Company's share price and ADR and the number of shares granted on the grant date.

	2026 Program	2025 Program	2024 Program
Granted shares	1,870,710	2,453,783	2,244,659
Share price	16.07	10.13	12.02

Performance Shares Units (“PSU”)

Under the PSU, eligible executives can earn, after a three-year vesting cycle, an award in common shares conditioned to Vale's performance factor measured based on Total Shareholder Return ("TSR"), ROIC and Environmental, Social and Governance ("ESG") metrics.

The fair value of the PSU program was measured by estimating the performance factor using Monte Carlo simulations for the Return to Shareholders Indicator and health and safety and sustainability indicators. The assumptions used for the Monte Carlo simulations are shown in the table below, as well as the result used to calculate the expected value of the total performance factor.

	2026 Program	2025 Program	2024 Program
Granted shares	2,014,599	1,973,979	1,873,175
Date shares were granted	May 5, 2026	May 6, 2025	April 29, 2024
Share price	15.93	9.31	12.49
Expected volatility	28.12%	33.82%	35.60%
Expected term (in years)	3	3	3
Expected shareholder return indicator	94.04%	87.67%	66.95%
Expected performance factor	92.23%	104.25%	97.00%

b) Employee post-retirement obligation

Reconciliation of assets and liabilities recognized in the statement of financial position

	June 30, 2026	December 31, 2025
Movements of assets ceiling
Balance at beginning of the period	997	860
Interest income	51	107
Changes on asset ceiling	(39)	(64)
Translation adjustment	38	94
Balance at end of the period	1,047	997

Amount recognized in the statement of financial position
Present value of actuarial liabilities	(5,653)	(5,638)
Fair value of assets	5,542	5,471
Effect of the asset ceiling	(1,047)	(997)
Liabilities, net	(1,158)	(1,164)

Current assets	18	30
Non-current assets	78	88
Assets	96	118
Current liabilities	(69)	(68)
Non-current liabilities	(1,185)	(1,214)
Liabilities	(1,254)	(1,282)